Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of commitments

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,810,947	2,119,426	1,460,088	2,680,110	8,070,571
Contractual obligations – Investments	4,292,490	2,967,844	1,292,130	92,893	8,645,357
Total	6,103,437	5,087,270	2,752,218	2,773,003	16,715,928